UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

CATALYST FUNDS

(Exact name of registrant as specified in charter)

  630 Fitzwatertown Road

(Address of principal executive offices)

Willow Grove, PA  19090-1904

(Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2011

Date of reporting period: 03/31/2011

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMERICA FIRST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCK - (45.35%)	Shares	Value
Biotechnology - (8.88%)
Incyte Corp. Ltd. *	198,000	$ 3,138,300
Origin Agritech Ltd. *	267,000	2,055,900
		5,194,200
Healthcare - Services - (15.10%)
Kindred Healthcare, Inc. *	143,000	3,414,840
Sunrise Senior Living, Inc. *	454,000	5,416,220
		8,831,060
Media - (1.77%)
Liberty Global, Inc. - ADR *	25,000	1,035,250

Pharmaceuticals - (4.83%)
PharMerica Corp. *	247,000	2,825,680

Real Estate - (3.46%)
Brookfield Office Properties, Inc.	51,000	903,720
CB Richard Ellis Group, Inc. *	42,000	1,121,400
		2,025,120
Real Estate Investment Trusts - (4.79%)
CBL & Associates Properties, Inc.	50,000	871,000
First Industrial Realty Trust, Inc.	95,000	1,129,550
Resource Capital Corp.	121,000	797,390
		2,797,940
Telecommunications - (6.52%)
China Unicom Hong Kong Ltd. - ADR	61,500	1,020,900
France Telecom SA - ADR	42,000	945,420
Qwest Communications International, Inc.	129,000	881,070
Verizon Communications, Inc.	25,000	963,500
		3,810,890
TOTAL COMMON STOCK (Cost $23,471,395)		26,520,140

CORPORATE BONDS - (0.37%)	Principal
Advertising - (0.04%)
Affinion Group, Inc., 11.50%, 10/15/2015	$ 25,000	26,375

Banks - (0.04%)
Banco Hipotecario SA, 9.75%, 04/27/2016	20,000	20,600

Commercial Services - (0.02%)
Ahern Rentals, Inc., 9.25%, 08/15/2013	25,000	12,250

Computers - (0.03%)
IKON Office Solutions, Inc., 7.30%, 11/01/2027	20,000	19,885

Diversified Financial Services- (0.18%)
Nuveen Investments, Inc., 10.50%, 11/15/2015 **	100,000	102,750
AMERICA FIRST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

CORPORATE BONDS - (0.37%) (continued)	Principal	Value
Home Builders - (0.06%)
Beazer Homes USA, Inc., 8.125%, 06/15/2016	35,000	$ 34,912

TOTAL CORPORATE BONDS (Cost $192,006)		216,772

EXCHANGE-TRADED FUNDS - (8.37%)	Shares
Commodity Funds - (8.37%)
SPDR Gold Trust *	35,000	4,893,700
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,700,816)		4,893,700

PREFERRED STOCKS - (43.09%)
Banks - (22.93%)
Bank of America Corp., 8.200%, Series H	104,000	2,732,080
Deutsche Bank Contingent Capital Trust III, 7.60% Series	103,000	2,700,660
Fifth Third Capital Trust VII, 8.875% Series	2,701	71,252
HSBC Holdings PLC, 8.125% Series	95,824	2,617,912
Regions Financing Trust III, 8.875% Series	106,000	2,764,480
Santander Finance Preferred SA Unipersonal, 10.50% Series	88,625	2,521,381
		13,407,765
Diversified Financial Services - (8.13%)
Credit Suisse/Guernsey, 7.90% Series	61,173	1,646,777
RBS Capital Funding Trust VII, 6.08%, Series G	207,000	3,109,140
		4,755,917
Electric - (3.20%)
Dominion Resources Inc., 8.375%, Series A	65,831	1,868,942

Insurance - (8.83%)
Aegon NV, 6.375% Series	103,623	2,359,496
ING Groep NV, 6.375% Series	130,000	2,806,700
		5,166,196
TOTAL PREFERRED STOCKS (Cost $24,385,281)		25,198,820

SHORT-TERM INVESTMENTS - (2.71%)
Fidelity Institutional Money Market Fund Class I, 0.25% ***	1,585,057	1,585,057
TOTAL SHORT-TERM INVESTMENTS (Cost $1,585,057)		1,585,057

TOTAL INVESTMENTS (Cost $54,334,555) - 99.89%		$ 58,414,489
OTHER ASSETS IN EXCESS OF LIABILITIES , NET - 0.11%		62,986

NET ASSETS - 100%		$ 58,477,475

* Non-income producing security.

**  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

*** Rate shown represents the rate at March 31, 2011, is subject to change and resets daily.

The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

The Fund's holdings were divided among the following economic sectors:

	Value	Percentage
Banks	13,428,365	22.99%
Healthcare Services	8,831,060	15.12%
Biotechnology	5,194,200	8.89%
Insurance	5,166,196	8.84%
Exchange-Traded Funds	4,893,700	8.38%
Diversified Financial Services	4,858,667	8.32%
Telecommunications	3,810,890	6.52%
Pharmaceuticals	2,825,680	4.84%
Real Estate Investment Trusts	2,797,940	4.79%
Real Estate	2,025,120	3.47%
Electric	1,868,942	3.20%
Short-Term Investments	1,585,057	2.71%
Media	1,035,250	1.77%
Home Builders	34,912	0.06%
Advertising	26,375	0.05%
Computers	19,885	0.03%
Commercial Services	12,250	0.02%
Total Portfolio Holdings	$ 58,414,489	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of March 31, 2011 and are subject to change.

The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS
AMERICA FIRST INCOME TRENDS FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCK - (9.95%)	Shares	Value
Beverages - (0.24%)
Companhia de Bebidas das Americas - ADR	4,000	$ 113,240

Oil & Gas - (5.28%)
BP Prudhoe Bay Royalty Trust	21,150	2,534,193

Transportation - (4.44%)
Teekay Tankers Ltd. - Class A	203,442	2,128,003

TOTAL COMMON STOCK (Cost $5,263,900)		4,775,436

EXCHANGE-TRADED FUNDS - (20.36%)
Closed-End Funds - (5.46%)
Templeton Global Income Fund	225,000	2,360,250
Western Asset Global Partners Income Fund, Inc.	20,000	257,800
		2,618,050
Debt Funds - (14.90%)
iShares Barclay 1-3 Year Treasury Bond Fund	26,200	2,194,250
SPDR Barclays Capital High Yield Bond ETF	122,400	4,955,976
		7,150,226
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,810,779)		9,768,276

PREFERRED STOCK - (20.71%)
Auto Manufacturers - (4.34%)
Ford Motor Co., 7.50%, Series A	80,000	2,081,600

Banks - (10.48%)
Deutsche Bank Contingent Capital Trust III, 7.60% Series	89,000	2,333,580
Fifth Third Capital Trust VI, 7.25% Series	22,007	558,098
KeyCorp Capital X, 8.00% Series	81,769	2,135,806
		5,027,484
Diversified Financial Services - (3.13%)
Merrill Lynch Capital Trust II, 6.45% Series	59,965	1,386,391
RBS Capital Funding Trust VII, 6.08%, Series G	7,710	115,804
		1,502,195
Insurance - (2.75%)
Aegon NV, 7.25%, Series	12,308	304,500
ING Groep NV, 8.50%, Series *	39,623	1,017,122
		1,321,622
TOTAL PREFERRED STOCK (Cost $9,809,896)		9,932,901

SHORT-TERM INVESTMENTS - (38.95%)
Fidelity Institutional Money Market Fund Class I, 0.25% *	18,685,524	18,685,524
TOTAL SHORT-TERM INVESTMENTS (Cost $18,685,524)		18,685,524

TOTAL INVESTMENTS (Cost $43,570,099) - 89.97%		$ 43,162,137

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 10.03%		4,812,568

NET ASSETS - 100%		$ 47,974,705

* Rate shown represents the rate at March 31, 2011, is subject to change and resets daily.
ADR - American Depositary Receipt

The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS
AMERICA FIRST INCOME TRENDS FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

The Fund's holdings were divided among the following economic sectors:

	Value	Percentage
Short-Term Investments	18,685,524	43.29%
Debt Funds	7,150,226	16.57%
Banks	5,027,484	11.65%
Closed-End Funds	2,618,050	6.07%
Oil & Gas	2,534,193	5.87%
Transportation	2,128,003	4.93%
Auto Manufacturers	2,081,600	4.82%
Diversified Financial Services	1,502,195	3.48%
Insurance	1,321,622	3.06%
Beverages	113,240	0.26%
Total Portfolio Holdings	$ 43,162,137	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of March 31, 2011 and are subject to change.

The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCK - (75.05%)	Shares	Value
Aerospace & Defense - (1.83%)
Embraer SA - ADR	66,000	$ 2,224,200

Airlines - (2.01%)
AirTran Holdings, Inc. *	327,000	2,436,150

Building Materials - (1.95%)
Desarrolladora Homex S.A.B. de C.V. - ADR *	87,000	2,370,750

Coal - (1.83%)
Cloud Peak Energy, Inc. *	103,000	2,223,770

Computers - (2.10%)
Jack Henry & Associates, Inc.	75,000	2,541,750

Engineering & Construction - (2.05%)
KBR, Inc.	66,000	2,492,820

Environmental Control - (1.80%)
Waste Connections, Inc.	76,000	2,188,040

Forest Products & Paper - (5.55%)
Boise, Inc.	228,353	2,091,714
Buckeye Technologies, Inc.	86,000	2,341,780
Domtar Corp.	25,000	2,294,500
		6,727,994
Insurance - (1.98%)
ING Groep N.V. - ADR	188,935	2,401,364

Media - (1.94%)
Liberty Global, Inc. *	57,000	2,279,430
Net Servicos de Comunicacao SA - ADR *	8,764	75,020
		2,354,450
Mining - (5.60%)
Alumina Ltd. - ADR	231,500	2,363,615
BHP Billiton Ltd. - ADR	24,000	2,301,120
Newmont Mining Corp.	39,000	2,128,620
		6,793,355
Oil & Gas - (4.32%)
Repsol YPF, SA - ADR	70,000	2,401,476
Samson Oil & Gas Ltd. - ADR *	752,441	2,844,227
		5,245,703
Oil & Gas Services - (1.83%)
Compagnie Generale de Geophysique-Verit - ADR *	61,189	2,214,430

Real Estate - (3.93%)
Brookfield Asset Management, Inc.	67,000	2,174,820
CB Richard Ellis Group, Inc. *	97,000	2,589,900
		4,764,720
Real Estate Investment Trusts - (13.68%)
Apartment Investment & Management Co.	95,000	2,419,650
CBL & Associates Properties, Inc.	144,544	2,517,956
Extra Space Storage, Inc.	120,000	2,485,200
First Industrial Realty Trust, Inc. *	217,000	2,580,130
Host Hotels & Resorts, Inc.	130,000	2,289,300
Pennsylvania Real Estate Investment Trust	162,000	2,311,740
RAIT Financial Trust	810,000	1,992,600
		16,596,576
AMERICA FIRST FUNDS
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

COMMON STOCK - (75.05%) (continued)	Shares	Value
Semiconductors - (1.86%)
ARM Holdings PLC - ADR	80,000	$ 2,253,600

Telecommunications - (20.78%)
Alcatel-Lucent - ADR	436,000	2,533,160
BT Group PLC - ADR	74,546	2,242,344
China Unicom (HK) Ltd. - ADR	133,000	2,207,800
Cincinnati Bell, Inc. *	853,675	2,287,849
Philippine Long Distance Telephone Co. - ADR	40,641	2,174,293
Qwest Communications International, Inc.	310,300	2,119,349
Telecom Argentina SA - ADR	98,000	2,430,400
Telefonica SA - ADR	178,992	4,514,178
Telstra Corp. Ltd. - ADR	161,301	2,352,011
Verizon Communications, Inc.	61,000	2,350,940
		25,212,324
TOTAL COMMON STOCK (Cost $89,651,693)		91,041,996

EXCHANGE-TRADED FUNDS - (16.92%)	Shares	Value
Asset Allocation Funds - (0.96%)
CurrencyShares Brititsh Pound Sterling Trust	7,300	$ 1,164,568

Commodity Funds - (3.78%)
iPath Dow Jones - UBS Copper Subindex Total Return ETN *	19,500	1,109,550
PowerShares DB Base Metals Fund *	92,000	2,246,640
PowerShares DB Commodity Index Tracking Fund *	620	18,916
United States Gasoline Funds LP *	24,000	1,208,640
		4,583,746
Debt Funds - (12.10%)
iShares Barclays Credit Bond Fund	11,250	1,173,937
SPDR Barclays Capital High Yield Bond ETF	304,191	12,316,694
SPDR Barclays Capital International Treasury Bond ETF	19,800	1,184,634
		14,675,265
Equity Funds - (0.09%)
iShares Dow Jones U.S. Telecommunications Sector Index Fund	4,440	105,761

TOTAL EXCHANGE-TRADED FUNDS (Cost $20,608,296)		20,529,340

SHORT-TERM INVESTMENTS - (5.28%)
Fidelity Institutional Money Market Fund Class I, 0.25% **	6,408,200	6,408,200
TOTAL SHORT-TERM INVESTMENTS (Cost $6,408,200)		6,408,200

TOTAL INVESTMENTS (Cost $116,668,189) - 97.25%		$ 117,979,536

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.75%		3,330,470

NET ASSETS - 100%		$ 121,310,006

* Non-income producing security.
** Rate shown represents the rate at March 31, 2010, is subject to change and resets daily.
ADR - American Depositary Receipt

AMERICA FIRST FUNDS
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Currency Futures
New Zealand Dollar Futures, June 2011	16	$ 1,215,840	$ 44,761

Commodity Futures
Heating Oil, May 2011	9	1,176,525	12,705

Total Long Future Contracts		$ 2,392,365	$ 57,466

The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

The Fund's holdings were divided among the following economic sectors:

	Value	Percentage
Telecommunications	25,212,324	21.37%
Exchange Traded Funds	20,529,340	17.40%
Real Estate Investment Trusts	16,596,576	14.07%
Mining	6,793,355	5.76%
Forest Products & Paper	6,727,994	5.70%
Short-Term Investments	6,408,200	5.43%
Oil & Gas	5,245,703	4.45%
Real Estate	4,764,720	4.04%
Computers	2,541,750	2.15%
Engineering & Construction	2,492,820	2.11%
Airlines	2,436,150	2.06%
Insurance	2,401,364	2.04%
Building Materials	2,370,750	2.01%
Media	2,354,450	2.00%
Semiconductors	2,253,600	1.91%
Aerospace & Defense	2,224,200	1.89%
Coal	2,223,770	1.88%
Oil & Gas Services	2,214,430	1.88%
Environmental Control	2,188,040	1.85%
Total Portfolio Holdings	$ 117,979,536	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of March 31, 2011 and are subject to change.

The accompanying notes are an integral part of these schedules of investments.

AMERICA FIRST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2011 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by America First Capital Management, LLC (the "Manager") using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The net asset value per unit of the UIT is determined as of the close of regular trading on the NYSE on each day when the NYSE is open for trading.  The UIT generally determines the value of securities using the last sale price for securities traded on a national securities exchange.  In some cases the UIT will price a security based on its fair value after considering appropriate factors relevant to the value of the security.  The UIT will only do this if a security is not principally traded on a national securities exchange or if the market quotes are unavailable or inappropriate.

In accordance with the authoritative guidance on fair value measurements and disclosure under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of March 31, 2011:

America First Income Trends Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 4,775,436	$ 4,775,436	$ -	$ -
Exchange Traded Funds	9,768,276	9,768,276	-	-
Preferred Stock (2)	9,932,901	9,932,901	-	-
Short-Term Investments	18,685,524	-	18,685,524	-
Total	$ 43,162,137	$ 24,476,613	$ 18,685,524	$ -

AMERICA FIRST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2011 (Unaudited)

(1)

INVESTMENT VALUATION (continued)

America First Absolute Return Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 91,041,996	$ 91,041,996	$ -	$ -
Exchange-Traded Funds	20,529,340	20,529,340	-	-
Short-Term Investments	6,408,200	-	6,408,200	-
Total	$ 117,979,536	$ 111,571,336	$ 6,408,200	$ -

Other Financial Instruments:	Value	Level 1	Level 2	Level 3
Futures Contracts (3)	$ 57,466	$ 57,466	$ -	$ -
Total	$ 57,466	$ 57,466	$ -	$ -

America First Quantitative Strategies Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 26,520,140	26,520,140	$ -	$ -
Corporate Bonds (2)	216,772	-	216,772	-
Exchange-Traded Funds	4,893,700	4,893,700	-	-
Preferred Stock (2)	25,198,820	25,198,820	-	-
Short-Term Investments	1,585,057	-	1,585,057	-
Total	$ 58,414,489	$ 56,612,660	$ 1,801,829	$ -

(1)

As of and during the period ended March 31, 2011, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All common stocks and preferred stocks held in the Funds are Level 1 securities.  All corporate bonds held in the Funds are Level 2 securities.  For a detailed break-out of common stocks, preferred stocks and corporate bonds by investment type, please refer to the Schedules of Investments.

(3)

Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the nine month period ended March 31, 2011, there were no transfers between level 1 and level 2 investments.

During the nine month period ended March 31, 2011, no securities were fair valued.

(2)

FINANCIAL FUTURES CONTRACTS

Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position is “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

AMERICA FIRST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2011 (Unaudited)

(2)

FINANCIAL FUTURES CONTRACTS (continued)

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures are as follows for the nine month period ended March 31, 2011:

The effect of derivative instruments on the Statements of Assets and Liabilities is as follows:

	Derivatives not Accounted for	Location in Statement
Fund	as Hedging Instruments	of Assets and Liabilities	Value*
America First Absolute Return Fund	Futures Contracts	Futures variation margin receivable	$ 57,466

*

Includes only current variation margin. Prior variation margin payments have been reflected in cash on the Statements of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statements of Operations is as follows:

	Derivatives not Accounted for	Location of Gain on
Fund	as Hedging Instruments	Derivatives Recognized in Income*	Value
America First Absolute Return Fund	Futures Contracts	Net unrealized appreciation on futures contracts	$57,466

The America First Absolute Return Fund began trading in long future contracts in March 2011 and remained invested in such contracts through March 31, 2011.  At March 31, 2011, notional values were 1.97% of the net assets of the America First Absolute Return Fund.

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TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at March 31, 2011 were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
America First Income Trends Fund	43,580,451	239,384	(657,698)	(418,314)
America First Absolute Return Fund	117,073,420	2,609,101	(1,702,985)	906,116
America First Quantitative Strategies Fund	54,361,478	5,440,219	(1,387,208)	4,053,011

The differences between book basis and tax basis unrealized appreciation (depreciation) for the Funds are attributable to the tax deferral of losses on wash sales.

AMERICA FIRST FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2011 (Unaudited)

(4)

TRANSACTIONS IN SHARES OF AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in the company being considered an affiliated company, as defined in the 1940 Act.  The aggregate market value of all securities of affiliated companies held in the Quantitative Strategies Fund as of March 31, 2011 amounted to $0, representing 0.00% of net assets.  Transactions in the Quantitative Strategies Fund during the nine month period ended March 31, 2011 in which the issuer was an "affiliated person" are as follows:

	America First Absolute Return Portfolio Series 2	America First Defensive Growth Portfolio Series 6	America First Income Trends Portfolio Series 4	America First Income Trends Portfolio Series 5
June 30, 2010
Shares	122,820	405,629	180,000	577,197
Cost	$1,235,702	$4,151,035	$1,822,657	$5,991,405
Gross Additions
Shares	-	-	-	-
Cost	$-	$-	$-	$-
Gross Deductions
Shares	(122,820)	(405,629)	(180,000)	(577,197)
Cost	$(1,235,702)	$(4,151,035)	$(1,822,657)	$(5,991,405)
December 31, 2010
Shares	-	-	-	-
Cost	$-	$-	$-	$-
Market Value	$-	$-	$-	$-
Realized gain (loss)	$93,974	$328,250	$105,504	$772,443
Investment income	$3,844	$10,222	$13,878	$119,942

	Totals
June 30, 2010
Shares	1,285,646
Cost	13,200,799
Gross Additions
Shares	-
Cost	-
Gross Deductions
Shares	(1,285,646)
Cost	(13,200,799)
December 31, 2010
Shares	-
Cost	$-
Market Value	$-
Realized gain (loss)	$1,300,171
Investment income	$147,886

(5)

UNDERLYING FUND STRATEGY RISK

Each investment in other investment companies (“Underlying Funds”), including each Exchange Traded Fund (“ETF”) and  Unit Investment Trust (“UIT”), is subject to specific risks, depending on the nature of the ETF or UIT.  These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities. Additionally, ETFs and UITs may be subject to greater liquidity risk than other types of funds if the Underlying Funds were unable to liquidate their portfolio securities to meet redemption requests at prices at or near those used to calculate the Underlying Funds’ net asset values.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Funds

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	May 26, 2011

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	May 26, 2011